Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 60,013	$ 33,042	$ 49,005
Accounts receivable, net	13,425	22,189	1,952
Short-term investments			20,200
Inventory	10,383	10,937	7,616
Income tax receivable		634	6,194
Prepaid expenses and other current assets	9,216	7,846	3,979
Total current assets	93,037	74,648	88,946
Property and equipment, net	16,088	15,891	15,339
Other assets	198	198	194
Goodwill	6,219	6,219	6,219
Other intangible assets, net	4,075	4,771	5,699
Total assets	119,617	101,727	116,397
Current liabilities:
Accounts payable	15,666	15,754	11,035
Accrued expenses and other current liabilities	71,013	83,615	65,793
Current portion of mortgages payable	268	241	231
Current portion of capital lease obligations	399	727	998
Total current liabilities	87,346	100,337	78,057
Capital lease obligations, net of current portion	97	358	893
Mortgages payable, net of current portion	2,864	3,081	3,320
Note payable to related party, net of unamortized discount of $5,358 and $6,034 as of September 30, 2020 and December 31, 2019, respectively	69,642	68,966	67,295
Other long-term liabilities	20,088	12,859	3,800
Total liabilities	180,037	185,601	153,365
Commitments and contingencies
Stockholders' deficit:
Common stock - $0.001 par value. 250,000,000 and 300,000,000 authorized as of December 31, 2018 and 2019, respectively; 8,112,581 and 8,451,415 shares issued as of December 31, 2018 and 2019, respectively; 4,638,009 and 4,976,843 shares outstanding as of December 31, 2018 and 2019, respectively; 38,153,400 shares issued and 34,678,828 shares outstanding as of December 31, 2019, pro forma	50	9	8
Additional paid-in capital	424,047	283,260	124,244
Accumulated deficit	(465,746)	(348,478)	(142,469)
Treasury stock - at cost; 3,474,572 shares of common stock as of December 31, 2018 and December 31, 2019; actual and pro forma	(18,771)	(18,771)	(18,771)
Total stockholders' deficit	(60,420)	(83,874)	(36,968)
Total liabilities and stockholders' deficit	$ 119,617	101,727	116,397
Pro Forma
Current liabilities:
Commitments and contingencies
Stockholders' deficit:
Common stock - $0.001 par value. 250,000,000 and 300,000,000 authorized as of December 31, 2018 and 2019, respectively; 8,112,581 and 8,451,415 shares issued as of December 31, 2018 and 2019, respectively; 4,638,009 and 4,976,843 shares outstanding as of December 31, 2018 and 2019, respectively; 38,153,400 shares issued and 34,678,828 shares outstanding as of December 31, 2019, pro forma		38
Additional paid-in capital		283,337
Accumulated deficit		(348,478)
Treasury stock - at cost; 3,474,572 shares of common stock as of December 31, 2018 and December 31, 2019; actual and pro forma		(18,771)
Total stockholders' deficit		(83,874)
Series A Preferred Stock
Stockholders' deficit:
Preferred Stock		4
Series B Preferred Stock
Stockholders' deficit:
Preferred Stock		102	14
Series A and A-1 Preferred Stock
Stockholders' deficit:
Preferred Stock		$ 4	$ 6